Major Accounting Policies (Narratives) (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Sep. 30, 2016		Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	[1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016		Sep. 30, 2015	Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for credit losses - capital leases	$ 0.0								$ 0.0				$ 0.0		$ 0.0
Environmental expenditures													12.2		11.8	$ 19.8
Allowance for Doubtful Accounts	55.3								47.9				55.3		47.9
Provision for Doubtful Accounts													21.8		25.9	15.9
Capitalized interest	32.7								49.1				32.7		49.1	33.0
Asset retirement obligations	119.9								109.4				$ 119.9		109.4	94.0
Period for reallocation of purchase price													1 year
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Residual Value	0.0												$ 0.0
Change in Accounting Estimate [Line Items]
Operating income (loss)	$ 391.0	[1]	$ 394.6		$ 371.6		$ 372.5		$ 367.4	$ 294.5	$ 247.5	$ 323.8	$ 1,529.7	[1]	$ 1,233.2	$ 924.2
Computer Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life													3 years
Computer Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life													10 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life													5 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life													25 years
Patents and Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life													5 years
Patents and Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life													15 years
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life													50 years
Contracts accounted for under percentage of completion
Change in Accounting Estimate [Line Items]
Operating income (loss)													$ 20.0

[1]	Changes in estimates on projects accounted for under the percentage of completion method favorably impacted income by approximately $20 in fiscal year 2016, primarily during the fourth quarter. For additional information, see Note 1, Major Accounting Policies (Revenue Recognition).